Current Tax Assets and Liabilities - Summary of Current Tax Assets and Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Current Tax Assets And Liabilities [Abstract]
Monthly provisional tax payments	$ 63,942,847	$ 43,862,763
Tax credit for absorbed profits	13,433,962	11,398,609
Tax credit for training expenses	261,000	241,700
Other	118,239	146,099
Total	77,756,048	55,649,171
Income tax	67,027,507	61,599,415
Total	$ 67,027,507	$ 61,599,415